STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

December 31, 2020	Ultimate parent		Parent
	corporation		corporation
Risk-free interest rate	0.54%		0.27%
Distribution yield	2.43%		1.00%
Expected volatility	21.15%		28.96%
Expected remaining life	4.6	years	1.0	years

December 31, 2019	Ultimate parent		Parent
	corporation		corporation
Risk-free interest rate	1.80%		1.79%
Distribution yield	1.35%		1.00%
Expected volatility	17.94%		14.51%
Expected remaining life	5.1	years	1.1	years

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2020		2019
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	1,033,900	$29.19	428,900	$18.89
Granted	555,000	33.19	545,000	31.59
Transferred[1]	—	—	580,000	18.87
Exercised	—	—	(500,000)	11.11
Cancelled	(121,200)	30.95	(20,000)	26.52
Balance at end of year	1,467,700	$30.56	1,033,900	$29.19
[1]

These options were transferred from the ultimate parent corporation. The fair value of the liability at the transfer date is assumed by the ultimate parent corporation, while subsequent changes in the fair value is assumed by the Corporation.

Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2020		2019
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	46,500	$65.69	75,400	$67.42
Transferred[1]	—	—	4,000	51.89
Exercised	(16,500)	68.21	(28,300)	67.56
Cancelled	—	—	(4,600)	70.56
Balance at end of year	30,000	$64.31	46,500	65.69

Vested options at end of year	30,000	64.31	29,250	62.82
[1]

These options were transferred from the parent corporation. The fair value of the liability at the transfer date is assumed by the parent corporation, while subsequent changes in the fair value is assumed by the Corporation.